SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS

DWS Global Income Builder Fund

The following information replaces the existing similar disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the fund's summary prospectus and the summary section of the fund’s prospectus.
Darwei Kung, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2015.
Di Kumble, CFA, Managing Director and Senior Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2017.
Kelly L. Beam, CFA, Managing Director and Head of Investment Strategy, Fixed Income. Portfolio Manager of the fund through December 12, 2025. Began managing the fund in 2023.
The following information replaces the existing similar disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Darwei Kung, Managing Director and Head of Investment Strategy Liquid Real Assets. Portfolio Manager of the fund. Began managing the fund in 2015.
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Joined DWS in 2006; previously worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.
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Head of Investment Strategy Liquid Real Assets: New York.
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BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.
Di Kumble, CFA, Managing Director and Senior Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2017.
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Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.
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Senior Portfolio Manager, Head of Tax Managed Equities: New York.
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BS, Beijing University; PhD in Chemistry, Princeton University.
Kelly L. Beam, CFA, Managing Director and Head of Investment Strategy, Fixed Income. Portfolio Manager of the fund through December 12, 2025. Began managing the fund in 2023.
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Joined DWS in 1999. Prior to her current role, she served as a senior corporate bond trader. She also served in Investment Support for Stable Value, Specialty Fixed Income and Global Insurance.
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Head of Investment Strategy, Fixed Income: New York.
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BS in Finance, Lehigh University; MBA, Fordham University.
Please Retain This Supplement for Future Reference
November 4, 2025
PROSTKR25-45